PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Jun. 30, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

Note 6 — PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	As of June 30,
	2025	2024
Prepaid expenses	$6,959	$6,677
Rental and other deposits	264,711	139,038
Accounts receivable collected by other third parties	2,848,770	1,885,077
Others	8,348	10,320
Total prepaid expenses and other current assets	$3,128,788	$2,041,112

The Company assessed the collectability of prepaid expenses and other current assets, and the Company did not provide any allowance for credit losses. As of the date of these financial statements, the Company had collected (i) approximately $0.8 million, or 26.2% of the balance of accounts receivable collected by other third parties as of June 30, 2025, and (ii) all the balance of accounts receivable collected by other third parties outstanding as of June 30, 2024.